Significant events in the three-month period ended June 30, 2023 (Details) $ in Millions	3 Months Ended
Jun. 30, 2023 USD ($)
Income Statement [Member]
IfrsStatementLineItems [Line Items]
Reversal of deferred income tax related to the Renova Foundation	$ (1,078)
Notes offering
Bond tender offers	(22)
Cashflow [Member]
IfrsStatementLineItems [Line Items]
Reversal of deferred income tax related to the Renova Foundation
Notes offering	1,500
Bond tender offers	$ (500)